Fair value estimates (Details) - At fair value [member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 102,124	$ 185,175
Financial liabilities, at fair value	137,525	122,246
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	46,122	31,851
Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	91,403	90,395
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	96,475	178,060
Financial liabilities, at fair value	137,525	122,246
Level 2 of fair value hierarchy [member] | Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	46,122	31,851
Level 2 of fair value hierarchy [member] | Loans And Financing [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, at fair value	91,403	90,395
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,649	7,115
Derivatives [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	7,893	7,443
Derivatives [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	7,893	7,443
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	88,582	170,617
Trade receivables [member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	88,582	170,617
Investment In Equity Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	5,649	7,115
Investment In Equity Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets, at fair value	$ 5,649	$ 7,115